Goodwill	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
5.	GOODWILL
The changes in the carrying amount of goodwill for the years ended December 31, 2021 and 2022 were as follows:

	As of December 31,
	RMB	US$
Balance at December 31, 2020	145,063,857	22,232,009

Goodwill acquired	3,594,114	563,995

Balance at December 31, 2021	148,657,971	23,327,680

Balance at December 31, 2022	148,657,971	21,553,380